INTEREST INCOME, DERIVATIVES AND OTHER INVESTMENT GAINS (LOSSES) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Analysis of income and expense [abstract]
Interest income	$ 12.6	$ 13.3
Gain (loss) on non-hedge derivatives and warrants	17.2	(9.1)
Other gains (losses)	(0.7)	0.7
Interest income and derivatives and other investment gains	$ 29.1	$ 4.9